Business Segments	12 Months Ended
Dec. 31, 2020
Business Segments [Abstract]
BUSINESS SEGMENTS

NOTE 3 — BUSINESS SEGMENTS

Summarized financial information concerning the Company’s reportable segments is presented below:

	Year Ended December 31, 2020
	Retail & Appliances	Land Management Services	Construction	Corporate Services	Total
Revenue
Services	$—	$3,379,655	$—	$—	$3,379,655
Sales of parts and equipment	—	3,322,944		—	3,322,944
Furniture and appliances revenue	7,625,222				7,625,222
Construction	—	—	1,120,224	—	1,120,224
Total Revenue	7,625,222	6,702,599	1,120,224	—	15,448,045

Total cost of sales	5,866,414	2,874,792	665,022	—	9,406,228
Total operating expenses	1,986,775	5,000,313	681,040	896,095	8,564,223
Loss from operations	$(227,967)	$(1,172,506)	$(225,838)	$(896,095)	$(2,522,406)
	Year Ended December 31, 2019
	Retail & Appliances	Land Management Services	Construction	Corporate Services	Total
Revenue
Services	$—	$4,201,414	$—	$—	$4,201,414
Sales of parts and equipment	—	2,178,611	—	—	2,178,611
Furniture and appliances revenue	—	—	—	—	—
Total Revenue	—	6,380,025	—	—	6,380,025

Total cost of sales	—	1,830,067	—	—	1,830,067
Total operating expenses	—	5,707,272	—	161,441	5,868,713
Loss from operations	$—	$(1,157,314)	$—	$(161,441)	$(1,318,755)